Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)
Significant Accounting Policies [Line Items]
Cost of revenue sold, change in estimate	$ 78,800,000	$ 51,000,000	$ 38,000,000
Percentage of cost of revenue sold	1.52%	1.14%	0.92%
Cost of revenue sold, increase (decrease) to net income	$ 69,800,000	$ 44,700,000	$ 32,700,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ 1.56	$ 1.00	$ 0.73
Adjustments on revenue recognized from performance obligations	$ (36,400,000)	$ (23,300,000)	$ (32,800,000)
Proceeds from Sale of Lease Receivables	169,000	178,000
Revenue	6,827,871,000	5,974,744,000	5,511,549,000
Backlog amount	22,600,000,000
Issuance amount of Series A Note					$ 579,000,000	₪ 1.9
Financial expenses related to sold rights	42,654,000	17,474,000	2,218,000
Impairment on affiliated company	0
Net book value of capitalized ERP system development costs	8,259,000	15,273,000
Impairment of long-lived assets	0
Severance expenses	$ 85,685,000	$ 78,659,000	71,627,000
Number of options granted | shares	1,743,650	76,100
OPERATING LEASE RIGHT OF USE ASSETS	$ 527,075,000	$ 425,884,000
Operating lease liability	538,969,000	430,490,000
Proceeds from Sale of Property, Plant, and Equipment	4,107,000	1,466,000	24,882,000
Service revenue
Significant Accounting Policies [Line Items]
Revenue	604,932,000	$ 562,289,000	$ 405,628,000
Series B Notes
Significant Accounting Policies [Line Items]
Issuance amount of Series A Note	$ 463,000,000			₪ 1.5		₪ 1.5
Received interest payments semi-annually in NIS					1.08%	1.08%
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights	51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage	50.00%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Significant Accounting Policies [Line Items]
Derivative, fixed interest rate (in percentage)	1.92%			1.92%
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Useful life	3 years			3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Useful life	12 years			12 years